CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest income
Loans, including fees	$ 262,703	$ 230,246	$ 208,836
Investment securities
Taxable	43,103	39,577	40,924
Tax-exempt	4,535	4,611	3,560
Total investment securities interest	47,638	44,188	44,484
Other earning assets	(4,391)	(4,675)	(5,461)
Total interest income	305,950	269,759	247,859
Interest expense
Deposits	22,613	19,474	16,153
Short-term borrowings	4,506	1,364	1,268
Long-term borrowings	6,160	2,419	1,813
Total interest expense	33,279	23,257	19,234
Net interest income	272,671	246,502	228,625
Provision for loan and lease losses	10,140	9,641	1,528
Net interest income after provision for loan and lease losses	262,531	236,861	227,097
Noninterest income
Service charges on deposit accounts	18,933	19,015	20,274
Trust and wealth management fees	13,200	13,128	13,634
Bankcard income	12,132	11,578	10,740
Client derivative fees	4,570	4,389	1,519
Net gains on sales of loans	6,804	6,471	4,364
Gains on sales of investment securities	234	1,505	70
FDIC loss sharing income	(1,563)	(2,487)	365
Accelerated discount on covered/formerly covered loans	3,850	10,791	4,184
Other	11,441	10,812	8,815
Total noninterest income	69,601	75,202	63,965
Noninterest expenses
Salaries and employee benefits	122,361	111,792	107,702
Net occupancy	18,329	18,232	19,187
Furniture and equipment	8,663	8,722	8,554
Data processing	11,406	10,863	12,963
Marketing	3,965	3,723	3,603
Communication	1,889	2,161	2,277
Professional services	6,303	9,622	6,170
State intangible tax	2,034	2,331	2,111
FDIC assessments	4,293	4,446	4,462
Loss (gain) - other real estate owned	(1,212)	1,861	862
Loss sharing expense	696	1,865	4,686
Other	22,674	25,512	23,457
Total noninterest expenses	201,401	201,130	196,034
Income before income taxes	130,731	110,933	95,028
Income tax expense	42,205	35,870	30,028
Net income	$ 88,526	$ 75,063	$ 65,000
Earnings per common share
Basic	$ 1.45	$ 1.23	$ 1.11
Diluted	$ 1.43	$ 1.21	$ 1.09
Average common shares outstanding - basic	61,206,093	61,062,657	58,662,836
Average common shares outstanding - diluted	61,985,422	61,847,547	59,392,667